CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
CONTRACT LIABILITIES:
NOTE 9 - CONTRACT LIABILITIES:

Contract liabilities fully reflect the remaining amount to be recognized for each cut-off period in respect of certain contracts with customers.

	December 31, 2024	December 31, 2023
Balance at the beginning of the year	1,720	622
Expenses (revenues) recognition in the period, net	(1,534)	819
Currency translation adjustments	-	279
Balance at the end of the year	$186	$1,720